Cover	Nov. 30, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Current Fiscal Year End Date	--09-30
Entity File Number	001-39767
Entity Registrant Name	Codere Online U.S. Corp.
Entity Central Index Key	0001828957
Entity Tax Identification Number	85-3244031
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 rue Robert Stümper
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2557
City Area Code	34
Local Phone Number	91 354 28 19
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	DDMXU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	DDMX
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	DDMXW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Pedregal 24
Entity Address, Address Line Two	3rd Floor
Entity Address, Address Line Three	Interior 300
Entity Address, Address Line Four	Colonia Molino del Rey
Entity Address, Address Line Five	Del. Miguel Hidalgo
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	11040